REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2019
REVENUE FROM CONTRACTS WITH CUSTOMERS
REVENUE FROM CONTRACTS WITH CUSTOMERS

6.     REVENUE FROM CONTRACTS WITH CUSTOMERS

Revenue is recognized to the extent that the Group has delivered goods or rendered services under an agreement, the amount of revenue can be reliably measured and it is probable that the economic benefits associated with the transaction will flow to the Group. Revenue is measured at the fair value of the consideration receivable, exclusive of value added taxes and discounts.

The Group obtains revenue from providing mobile and fixed telecommunication services (access charges, voice and video calls, messaging, interconnect fees, fixed and mobile broadband, tv and musical content and connection fees), financial services, integration services, cloud services, tickets distribution, as well as selling equipment, accessories and software. Products and services may be sold separately or in bundle packages. The most significant part of revenue relates to prepaid contracts.

Revenue for access charges, voice and video calls, rendering of cloud services, messaging, interconnect fees and fixed and mobile broadband is recognized as services are rendered. This is based upon either usage (minutes of traffic processed, volume of data transmitted) or passage of time (monthly subscription fees). Revenue from the sale of prepaid credit is deferred until such time as the customer consumes the services or the credit expires.

Revenue from the provision of TV and music content is recognized as the Group renders the service and is recorded either at the gross amount billed to the customers or in the amount of commission fee receivable by the Group.

Revenue from commission services for tickets distribution is recognized as services are rendered.

Revenue from sales of goods (mainly mobile handsets,other mobile devices, software licences) is recognized when the significant risks and rewards of ownership have been transferred to the customer

For bundled packages, the Group accounts for individual products and services separately if they are distinct, which means that a product or service, as well as the customer benefit, is separately identifiable from other items in the bundled package and a customer can benefit from it. The arrangement consideration is allocated to each separate product and service, based on its relative fair value. The determined fair value of individual elements is generally based on prices at which the deliverable is regularly sold on a stand-alone basis after considering any appropriate volume discounts.

The Group provides retrospective volume discounts under roaming agreements with international and local mobile operators. To estimate the variable consideration in relation to these discounts, the Group uses original data traffic adjusted on a monthly basis to reflect newly-available information. The resulting liability for the expected future discounts is recognized as a reduction of revenue within trade and other payables in the accompanying consolidated statement of financial position.

For contracts that permit customers to return acquired mobile devices, the amount of recognized revenue is adjusted for expected product return or refunds, which are estimated based on the basis of historical data. The respective refund liability is recorded as provision in the accompanying consolidated statement of financial position.

Revenue from the provision of financial services mainly relates to interest bearing assets of MTS Bank. Such revenue is recognized on an accrual basis using the effective interest method. Loan origination fees are deferred together with the related direct costs and are recognised as an adjustment to the effective interest rate of the loan. Comission revenue which is also a significant part of MTS Bank revenue is either recognized at the moment the related operation occurs, or during the period of customer contract duration.

Revenue from integration services mainly relates to project type contracts and is determined by reference to the stage of completion of each respective projects. The stage of completion is calculated using the input method – based on the proportion of costs incurred for work performed to date to the estimated total contract costs. Revenue is recognized cumulatively as total revenue under the project multiplied by percentage of completion as at reporting date. When it is probable that total contract costs will exceed the total contract revenue, the expected loss is recognized as an expense immediately.

Contract balances

Contract balances include trade receivables related to the recognized revenue, contract assets and contract liabilities.

Trade receivables represent an unconditional right to receive consideration (primarily in cash).

Contract assets represent accrued revenues that have not yet been billed to customers due to certain contractual terms other than the passage of time. This is the case in a bundled offering which combines the sale of a mobile device and the provision of mobile services for a fixed-period, where the mobile device is invoiced at a reduced price leading to the reallocation of a portion of amounts invoiced for mobile communication services to the supply of the mobile phone. The excess of the amount allocated to the mobile phone over the price invoiced is recognized as a contract asset and is thus transferred to trade receivables as the service is invoiced. The other part of contract assets relates to the Group’s rights to consideration for work completed but not yet billed for integration services projects.

Contract liabilities represent amounts paid by customers to the Group before receiving the goods and/or services promised in the contract. This is the case for advances received from customers or amounts invoiced or amounts invoiced and paid for goods or services that are yet to be transferred.

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers:

	December 31,
	2019	2018
Receivables	35,019	28,097
Contract assets	149	105
Total assets	35,168	28,202
Less current portion	(31,611)	(28,192)
Total non-current assets	3,557	10
Contract liabilities	(21,307)	(22,155)
Thereof:
Mobile and fixed telecommunication services	(18,849)	(20,094)
Other services	(2,115)	(1,741)
Loyalty programme	(343)	(320)
Total liabilities	(21,307)	(22,155)
Less current portion	20,718	21,597
Total non-current liabilities	(589)	(558)

Changes in the contract liabilities balances during the period are as follows:

	2019	2018

Balance as of January 1	(22,155)	(18,461)

Revenue recognised that was included in the contract liability balance at the beginning of the period	19,951	10,999
Increase due to cash received, excluding amount recognised as revenue during the period	(22,659)	(14,390)
Disposal of VF Ukraine	3,556	—
Business combinations	—	(303)
Balance as of December 31	(21,307)	(22,155)

The Group expects to recognize revenue related to performance obligations that were unsatisfied (or partially unsatisfied) as of December 31, 2019 as follows:

	2020	2021-2025	2026-2030	After 2030	Total
Mobile telecommunication services	18,260	581	8	—	18,849
Other services	2,115	—	—	—	2,115
Loyalty programme	343	—	—	—	343

The total transaction price assigned to unsutisfied performance obligations is presented below:

	2020	2021-2025	2026-2030	After 2030	Total

Telecommunication services	2,398	3,986	151	119	6,654
Integration services	174	181	—	—	355
Sale of goods	2,026	2,917	—	—	4,943

The transaction price assigned to unsutisfied performance obligations with undefined year of recognition within the period from 2020 to 2025 is amounted to RUR 16,942 million. The period of recognition depends on the date of placement an order by a customer.

Cost to obtain and fulfill a contract

The Group capitalizes certain incremental costs incurred in acquiring or fullfilling a contract with a customer if the management expects these costs to be recoverable.

The Group uses a practical expedient from IFRS 15 which allows to expense contract costs as incurred when the expected contract duration is one year or less.

Costs of acquiring a contract include commissions paid to a third-party distrubutors as well as the associated remuneration of the Group’s commercial employees for obtaining a contract with a customer with the expected duration of more than twelve months. These costs are amortized on a straight-line basis over the average life of a long-lived subscriber.

Costs to fulfill a contract mainly relate to costs of equipment transferred to the subscribers required for the provision of services. These costs are amortized on a straight-line basis generally for the period of average subscriber life.

As of December 31, 2019 and December 31, 2018 the balances of cost to obtain and fulfill contracts capitalized by the Group amounted to:

	December 31,
	2019	2018
Cost to obtain contracts
Gross book value	13,635	23,360
Accumulated amortization	(6,394)	(16,343)

Cost to fulfill contracts
Gross book value	2,918	2,180
Accumulated amortization	(1,221)	(566)

Amortization expense related to cost to obtain and fulfill contracts recognized for the years ended December 31, 2019 and 2018 amounted to RUB 3,940 million and RUB 4,371 million, respectivly. There was no impairment loss relating to the costs capitalized.